Offerings - Offering: 1	Dec. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	common stock, par value $2.50 per share
Amount Registered | shares	15,292,087
Maximum Aggregate Offering Price	$ 284,197,546.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 39,247.68
Rule 457(f)	true
Amount of Securities Received | shares	23,526,287
Value of Securities Received, Per Share	12.08
Value of Securities Received	$ 284,197,546.96
Fee Note MAOP	$ 284,197,546.96
Offering Note	(a) Amount Registered: The number of shares of common stock, par value $2.50 per share, of Fulton Financial Corporation ("Fulton" and, such shares, the "Fulton common stock") being registered is based upon (i) an estimate of the maximum number of shares of common stock, par value $0.01 per share, of Blue Foundry Bancorp. ("Blue Foundry" and, such shares, the "Blue Foundry common stock") outstanding as of December 9, 2025, or issuable or expected to be exchanged in connection with the merger of Blue Foundry with and into Fulton with Fulton as the surviving corporation (the "merger"), pursuant to the Agreement and Plan of Merger, dated as of November 24, 2025, by and between Fulton and Blue Foundry (the "merger agreement"), which collectively equal to 23,526,287, multiplied by (ii) the exchange ratio of 0.650 of a share of Fulton common stock for each share of Blue Foundry common stock. (b) Maximum Aggregate Offering Price: Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder. The maximum aggregate offering price is (i) the average of the high and low prices of Blue Foundry common stock as reported on the Nasdaq Global Select Market on December 9, 2025 ($12.08 per share) multiplied by (ii) the estimated maximum number of shares of Blue Foundry common stock to be converted in the merger (23,526,287).